Deferred Income Tax and Income Tax Expense - Summary of Details of Income Tax Expense (Benefit) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [abstract]
Current income tax expense(benefit)	₩ 268,885	₩ 176,212	₩ (5,003)
Impact of change in deferred taxes	1,771	152,102	232,134
Income tax expense	₩ 270,656	₩ 328,314	₩ 227,131